CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net profit	€ 24	€ 6,630	€ 3,632
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	(110)	(63)	317
Other comprehensive income, before tax, gains (losses) from investments in debt instruments	(1)	0	0
Share of (losses)/gains on remeasurement of defined benefit plans for equity method investees	0	(5)	0
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(5)	6	(4)
Related tax impact	21	7	(76)
Items relating to discontinued operations, net of tax	0	(9)	2
Total items that will not be reclassified to the Consolidated Income Statement in subsequent periods (B1)	(95)	(64)	239
Items that may be reclassified to the Consolidated Income Statements in subsequent periods:
(Losses)/gains on cash flow hedging instruments	(22)	(191)	(9)
Exchange (losses)/gains on translating foreign operations	(2,696)	268	126
Share of Other comprehensive (loss) for equity method investees	(104)	(15)	(103)
Related tax impact	7	50	(6)
Items relating to discontinued operations, net of tax	0	9	(91)
Total items that may be reclassified to the Consolidated Income Statement in subsequent periods (B2)	(2,815)	121	(83)
Total Other comprehensive income/(loss), net of tax (B1)+(B2)=(B)	(2,910)	57	156
Total Comprehensive income (A)+(B)	(2,886)	6,687	3,788
Total Comprehensive income attributable to:
Comprehensive income, attributable to owners of parent	(2,875)	6,676	3,763
Non-controlling interests	(11)	11	25
Total Comprehensive income (A)+(B)	(2,886)	6,687	3,788
Total Comprehensive income attributable to owners of the parent:
Continuing operations	(2,875)	2,749	3,558
Discontinued operations	0	3,927	205
Owners of the parent	€ (2,875)	€ 6,676	€ 3,763